ACCOUNTS PAYABLE AND OTHER LIABILITIES (Details) - USD ($) $ in Millions	Jun. 30, 2023	Dec. 31, 2022
Subclassifications of assets, liabilities and equities [abstract]
Accounts payable and accrued liabilities	$ 3,828	$ 2,852
Loans and notes payable	669	226
Deferred revenue	561	436
Derivative liabilities	676	167
Lease liabilities	170	163
Other liabilities	22	33
Total accounts payable and other liabilities	$ 5,926	$ 3,877